Quarterly Results of Operations Data (Unaudited) - Summary of Quarterly Results of Operations Data (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 41,460	$ 36,876	$ 37,130	$ 34,507	$ 33,328	$ 30,715	$ 29,824	$ 28,603	$ 26,943	$ 141,841	$ 116,085	$ 88,315
Gross profit	30,121	25,787	26,479	24,314	23,452	21,540	20,240	19,466	18,018	100,032	79,264	59,642
(Loss) income from operations	(2,947)	(4,049)	(2,138)	1,503	2,110	1,669	2,619	(5,067)	(2,651)	(2,574)	(3,430)	(11,360)
Net (loss) income	244	(1,964)	(1,199)	2,168	(2,249)	3,653	4,064	(3,384)	(4,048)	(3,244)	285	(16,890)
Net (loss) income applicable to ordinary shareholders-basic	244	(1,964)	(1,199)	1,572	(2,249)	2,630	2,920	(3,384)	(4,048)	(3,244)	205	(16,890)
Net (loss) income applicable to ordinary shareholders-diluted	$ 244	$ (1,964)	$ (1,199)	$ 1,612	$ (2,249)	$ 2,705	$ 3,003	$ (3,384)	$ (4,048)	$ (3,244)	$ 210	$ (16,890)
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ 0.00	$ (0.04)	$ (0.03)	$ 0.05	$ (0.07)	$ 0.08	$ 0.09	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)
Diluted	$ 0.00	$ (0.04)	$ (0.03)	$ 0.04	$ (0.07)	$ 0.07	$ 0.08	$ (0.10)	$ (0.13)	$ (0.08)	$ 0.01	$ (0.53)
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders:
Basic	54,287	54,172	42,514	33,673	33,066	32,802	32,505	32,230	31,884	40,826	32,354	31,719
Diluted	57,655	54,172	42,514	36,991	33,066	36,449	36,146	32,230	31,884	40,826	36,075	31,719